Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (54,032)	$ (103,319)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	6,644	7,377
Loss on sale and impairment of long-lived assets	895	1,088
Loss (gain) on extinguishment of debt	(5,748)	483
Loss on remeasurement of debt	895	6,159
Loss (gain) on divestiture of businesses	(1,442)	4,994
Loss on remeasurement of Legacy Porch warrants	2,584	2,090
Loss on remeasurement of private warrant liability	(2,427)
Loss (gain) on remeasurement of contingent consideration	1,700	(300)
Stock-based compensation	11,296	35,972
Warrants issued for services		315
Interest expense (non-cash)	7,488	2,369
Deferred taxes	(30)	29
Other	7	236
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable	203	(1,840)
Prepaid expenses and other current assets	(2,587)	603
Long-term insurance commissions receivable	(3,365)
Accounts payable	4,092	2,361
Accrued expenses and other current liabilities	(15,946)	7,704
Deferred revenue	2,206	(803)
Refundable customer deposits	(3,521)	6,122
Other	2,419	(975)
Net cash used in operating activities	(48,669)	(29,335)
Cash flows from investing activities:
Purchases of property and equipment	(279)	(478)
Capitalized internal use software development costs	(2,601)	(4,096)
Divestiture of businesses, net of cash disposed		(750)
Acquisitions, net of cash acquired	(7,791)	116
Net cash used in investing activities	(10,671)	(5,208)
Cash flows from financing activities:
Proceeds from recapitalization and PIPE financing	305,133
Distribution to stockholders	(30,000)
Transaction costs - recapitalization	(5,652)
Proceeds from debt issuance, net of fees	66,190	31,300
Repayments of principal and related fees	(81,640)	(202)
Proceeds from issuance of redeemable convertible preferred stock, net of fees	4,714	3,274
Repurchase of stock	(42)
Proceeds from exercises of stock options and warrants	911	114
Net cash provided by financing activities	259,614	34,486
Change in cash, cash equivalents, and restricted cash	200,274	(57)
Cash, cash equivalents, and restricted cash, beginning of period	7,179	7,236
Cash, cash equivalents, and restricted cash end of period	207,453	7,179
Supplemental disclosures
Conversion of redeemable convertible preferred stock warrants into common stock	11,029
Earnout liability	50,238
Private warrant liability	31,534
Capital contribution from a shareholder - inducement to convert preferred stock to common	17,284
Non-cash inducement to convert preferred stock to common	17,284
Conversion of debt to redeemable convertible preferred stock (non-cash)	1,436	34,105
Debt discount for warrants issued (non-cash)	1,215	3,700
Cash paid for interest	9,103	3,466
Non-cash consideration for acquisitions	9,295	$ 479
Cancelation of a convertible promissory note on divestiture of a business	2,724
Capital contribution from a shareholder - guarantee of debt	$ 300